Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 14 — Subsequent events

Management evaluated subsequent events through July 10, 2026, the date the unaudited interim condensed consolidated financial statements were issued, and concluded that no subsequent events occurred that require adjustment to the unaudited interim condensed consolidated financial statements or additional disclosures in the accompanying notes, other than the following:

Fundraising

On January 29, 2026, the Company completed its public offering of 44,775,000 Class A Ordinary Shares pursuant to its Registration Statement on Form F-1 (File No. 333-292867). Net proceeds from the fund raising, after deducting direct attributable offering costs, were recorded as additional paid-in capital in the amount of USD 8,655,000.

On April 03, 2026, the Company completed its public offering of 40,000,000 Class A Ordinary Shares pursuant to its Registration Statement on Form F-1 (File No. 333- 294423). Net proceeds from the fund raising, after deducting direct attributable offering costs, were recorded as additional paid-in capital in the amount of USD 9,817,500.

Reverse Split

On December 31, 2025, our shareholders and the board approved a reverse share split of our issued and unissued Class A Ordinary Shares, par value $0.000625 per share and Class B Ordinary shares, par value $0.000625 per share, at a ratio of not less than 1:2 and not more than 1:100. On February 2, 2026, the Board approved to effect a reverse share split of our Class A Ordinary Shares and Class B Ordinary Shares at a ratio of 1-for-20. Upon the market opening on February 24, 2026, our Class A Ordinary Shares began trading on a post-reverse share split basis at Nasdaq. Immediately following the effectiveness of such reverse share split, our authorized shares consist of (i) an unlimited number of Class A Ordinary Shares, par value $0.0125 each, and (ii) 2,500,000 Class B Ordinary Shares, par value $0.0125 each.

On April 30, 2026, our shareholders and the board approved a reverse share split of our issued and unissued Class A Ordinary Shares, par value $0.0125 per share and Class B Ordinary shares, par value $0.0125 per share, at a ratio of not less than 1:2 and not more than 1:100. On May 12, 2026, the Board approved to effect a reverse share split of our Class A Ordinary Shares and Class B Ordinary Shares at a ratio of 1-for-40. Upon the market opening on May 28, 2026, our Class A Ordinary Shares began trading on a post-reverse share split basis at Nasdaq. Immediately following the effectiveness of such reverse share split, our authorized shares consist of (i) an unlimited number of Class A Ordinary Shares, par value $0.50 each, and (ii) 62,500 Class B Ordinary Shares, par value $0.50 each.

Private Investment in Public Equity (PIPE)

On April 7, 2026, the Company entered into a securities purchase agreement with an existing shareholder, an entity wholly owned by the Company’s Chairman of the Board of Directors, pursuant to which the Company agreed to issue 688,073 Class B ordinary shares at a purchase price of US$1.00 per share for gross proceeds of US$688,073. The transaction closed on April 10, 2026, and the shares were issued in accordance with Regulation S under the Securities Act of 1933, as amended.

Acquisition

On April 8, 2026, the Company entered into agreements to acquire a 10% equity interest in NVC Partners Limited and certain proprietary software source code and technology rights for an aggregate consideration of US$8.0 million.